Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2020

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$688,945	69%	$200,521	20%	$68,058	7%	$40,736	4%	$998,260
Derivatives before master netting agreements (2), (3)	22,761	20%	28,074	24%	56,229	49%	8,185	7%	115,249
	$711,706	64%	$228,595	21%	$124,287	11%	$48,921	4%	$1,113,509
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$394,732	66%	$162,589	27%	$34,892	6%	$6,535	1%	$598,748
Other	62,329	60%	12,697	12%	27,232	26%	2,208	2%	104,466
	$457,061	6 5%	$175,286	25%	$62,124	9%	$8,743	1%	$703,214

(Millions of Canadian dollars, except percentage amounts)	As at October 31, 2019
	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$646,567	69%	$189,240	20%	$60,554	6%	$50,642	5%	$947,003
Derivatives before master netting agreements (2), (3)	19,544	19%	23,250	23%	53,752	52%	6,421	6%	102,967
	$666,111	64%	$212,490	20%	$114,306	11%	$57,063	5%	$1,049,970
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$367,907	67%	$148,326	27%	$29,462	5%	$5,774	1%	$551,469
Other	67,410	58%	15,246	13%	31,934	28%	1,491	1%	116,081
	$435,317	65%	$163,572	25%	$61,396	9%	$7,265	1%	$667,550

(1)
Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2019 – 56%), the Prairies at 16% (October 31, 2019 – 16%), British Columbia and the territories at 14% (October 31, 2019 – 14%) and Quebec at 10% (October 31, 2019 – 10%). No industry accounts for more than 25% (October 31, 2019 – 35%) of total on-balance
sheet credit instruments. The classification of our sectors aligns with our view of credit risk by industry.

(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)
Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 46% and 54% of our total commitments (October 31, 2019 – 43% and 57%). The largest concentrations in the wholesale portfolio relate to Financial services at 15% (October 31, 2019 – 13%), Utilities at 12% (October 31, 2019 – 11%), Real estate & related at 10% (October 31, 2019 – 9%), Other services at 8% (October 31, 2019 – 7%), and Oil & gas at 7% (October 31, 2019 – 7%). The classification of our sectors aligns with our view of credit risk by industry.